SCHEDULE OF ACCOUNTS RECEIVABLE RELATED PARTY (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accounts receivable – related party	$ 86,392	$ 42
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Accounts receivable – related party	2,451
Chengdu Lisheng Huiren Tang Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable – related party	4,309
Chengdu Fuxiang Tang Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable – related party	2,028
Chengdu Wenjiang District Heneng Hupu Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable – related party	2,028
Xiaoyan Zhou [Member]
Related Party Transaction [Line Items]
Accounts receivable – related party	32,493
Chengdu Aixin International travel service Co, Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable – related party	43,083
Other Affiliates [Member]
Related Party Transaction [Line Items]
Accounts receivable – related party		$ 42